Note 8 - Leases	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Lessee, Leases [Text Block]
8.	Leases

The Company enters into premise leases and equipment leases as a lessee.

(a)	Premise leases
The Company leases office space where the remaining lease term ranges from less than one
year to
fifteen
years. Leases generally include an initial contract term but some leases include an option to renew the lease for additional period at the end of this initial term. These renewal periods range in length up to a period equivalent to the initial term of the lease. All of the Company’s premise leases are classified as operating leases.

(b)	Equipment leases
The Company leases certain equipment in its operations, including furniture and equipment, computer equipment and vehicles. Equipment leases may
consist of operating leases or finance leases based upon the assessment of the facts at the commencement date of the lease. The remaining lease terms for equipment leases range from one
year to
five
years. Certain leases
may
have the option to extend the leases for a short period or to purchase the asset at the end of the lease term.

The components of lease expense were as follows:

2019

Operating lease cost	$77,394
Finance lease cost
Amortization of right-of-use assets	920
Interest on lease liabilities	19
Variable lease cost	26,030
Short term lease cost	4,712

Total lease expense	$109,075

Sublease revenues	(3,124)
Total lease cost, net of sublease revenues	$105,951

Supplemental information related to leases was as follows:

2019

Right-of-use assets obtained in exchange for lease obligations:
Operating leases recognized on transition to ASC 842	$274,696
Operating leases commencing in 2019	36,945
Finance leases	400

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(79,764)
Operating cash flows from finance leases	(19)
Financing cash flows from finance leases	(874)

Supplemental balance sheet information related to leases was as follows:

As at December 31, 2019

Operating leases
Operating lease right-of-use assets	$263,639
Operating lease liabilities - current	$(69,866)
Operating lease liabilities - non-current	(229,224)
Total operating lease liabilities	$(299,090)

Finance leases
Fixed assets, gross	$3,164
Accumulated depreciation	(2,320)
Fixed assets, net	$844

Long-term debt - current	$(550)
Long-term debt - non-current	(303)
Total finance lease liabilities	$(853)

Maturities of lease liabilities were as follows:

	One year	Two years	Three years	Four years	Five years	Thereafter	Total

Operating leases	$78,135	$65,448	$53,403	$42,234	$32,652	$56,669	$328,541

Present value of operating lease liabilities							299,090
Difference between undiscounted cash flows and discounted cash flows							$29,451

Finance leases	$552	$232	$79	$-	$-	$-	$863

Present value of finance lease liabilities							853
Difference between undiscounted cash flows and discounted cash flows							$10

December 31
2019

Weighted average remaining lease term
Operating leases (years)	5.5
Finance leases (years)	1.8

Weighted average discount rate
Operating leases	3.3%
Finance leases	1.5%

As of
December 31, 2019,
the Company has additional operating leases, primarily for premises, that have not
yet commenced of
$82,112.
These operating leases will commence within the next
three
years and have lease terms ranging from
one
to
fifteen
years.

As previously disclosed in the audited consolidated financial statements for the year ended
December 31, 2018
and in accordance with ASC
840,
Leases
, the minimum operating lease payments due in each of the next five
years and thereafter are presented in the following table.

2019	$86,376
2020	76,169
2021	62,171
2022	51,011
2023	38,103
Thereafter	97,631
$411,461